CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Common Class A Ordinary Shares CNY (¥) shares	Common Class A Ordinary Shares USD ($) shares	Common Class A Treasury stock CNY (¥) shares	Common Class A Treasury stock USD ($) shares	Common Class A shares	Common Class B Ordinary Shares CNY (¥) shares	Common Class B Ordinary Shares USD ($) shares	Common Class B shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Retained Earnings Adjustment CNY (¥)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	AOCI Attributable to Parent CNY (¥)	AOCI Attributable to Parent USD ($)	Parent Adjustment CNY (¥)	Parent CNY (¥)	Parent USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)	Adjustment CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2020	¥ 222,587,070					¥ 115,534,210			¥ 2,078,409,153			¥ (119,915,075)		¥ 45,586,647			¥ 2,342,202,005		¥ 153,955,535			¥ 2,496,157,540
Balance, shares beginning at Dec. 31, 2020 | shares	68,286,954	68,286,954				34,762,909	34,762,909
Distribution to the shareholders												(361,182,556)					(361,182,556)					(361,182,556)
Capital contribution from noncontrolling interest holders																			8,191,000			8,191,000
Acquisition of noncontrolling interest									(360,861)								(360,861)		(657,526)			(1,018,387)
Acquisitions of subsidiaries and business																			34,576,536			34,576,536
Net income (loss)												88,706,756					88,706,756		(5,134,870)			83,571,886
Foreign currency translation adjustments														(6,497,403)			(6,497,403)					(6,497,403)
Unrealized gains on available-for-sale investments, net of reclassification														2,791,663			2,791,663					2,791,663
Share-based compensation (Note 21)									2,464,763								2,464,763					2,464,763
Balance at Dec. 31, 2021	¥ 222,587,070					¥ 115,534,210			2,080,513,055			(392,390,875)		41,880,907			2,068,124,367		190,930,675			2,259,055,042
Balance, shares at Dec. 31, 2021 | shares	68,286,954	68,286,954				34,762,909	34,762,909
Capital contribution from noncontrolling interest holders																			400,000			400,000
Net income (loss)												(425,153,181)					(425,153,181)		(36,536,272)			(461,689,453)
Share repurchase			¥ (16,971,057)														(16,971,057)					(16,971,057)
Share repurchase (in shares) | shares			(870,908)	(870,908)
Deconsolidation or disposal of subsidiaries																			(108,190,481)			(108,190,481)
Foreign currency translation adjustments														(11,361,872)			(11,361,872)					(11,361,872)
Unrealized gains on available-for-sale investments, net of reclassification														(2,786,931)			(2,786,931)					(2,786,931)
Share-based compensation (Note 21)									(62,356)								(62,356)					(62,356)
Balance at Dec. 31, 2022	¥ 222,587,070		¥ (16,971,057)			¥ 115,534,210			2,080,450,699			(817,544,056)		27,732,104			1,611,788,970		46,603,922			1,658,392,892
Balance, shares at Dec. 31, 2022 | shares	68,286,954	68,286,954	(870,908)	(870,908)	67,416,046	34,762,909	34,762,909	34,762,909
Net income (loss)												269,316,308					269,316,308		(8,788,707)			260,527,601	$ 36,694,544
Share repurchase			¥ (19,706,775)														(19,706,775)					(19,706,775)
Share repurchase (in shares) | shares			(635,434)	(635,434)
Business combinations under common control									399,800,000								399,800,000					399,800,000
Foreign currency translation adjustments														672,112			672,112					672,112	94,665
Unrealized gains on available-for-sale investments, net of reclassification														(2,934)			(2,934)					(2,934)	(413)
Share-based compensation (Note 21)									62,650								62,650					62,650
Balance at Dec. 31, 2023	¥ 222,587,070	$ 31,350,733	¥ (36,677,832)	$ (5,165,965)		¥ 115,534,210	$ 16,272,653		¥ 1,680,713,349	$ 236,723,524	¥ (20,112,051)	¥ (568,339,799)	$ (80,048,986)	¥ 28,401,282	$ 4,000,237	¥ (20,112,051)	¥ 1,442,218,280	$ 203,132,196	¥ 37,815,215	$ 5,326,162	¥ (20,112,051)	¥ 1,480,033,495	$ 208,458,358
Balance, shares at Dec. 31, 2023 | shares	68,286,954	68,286,954	(1,506,342)	(1,506,342)	66,780,612	34,762,909	34,762,909	34,762,909